Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
At the beginning of the financial year	$ 3,968	$ 4,119
Additions	50	81
Amortisation for the year	(197)	(195)
Impairments for the year	(2,353)	(33)
Disposals	(23)	(4)
Transferred to assets held for sale	(667)
At the end of the financial year	778	3,968
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
At the beginning of the financial year	4,991
At the end of the financial year	1,912	4,991
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
At the beginning of the financial year	(1,023)
At the end of the financial year	(1,134)	(1,023)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
At the beginning of the financial year	3,269	3,273
Impairments for the year	(2,339)
Disposals	(16)	(4)
Transferred to assets held for sale	(667)
At the end of the financial year	247	3,269
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
At the beginning of the financial year	3,269
At the end of the financial year	247	3,269
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
At the beginning of the financial year	699	846
Additions	50	81
Amortisation for the year	(197)	(195)
Impairments for the year	(14)	(33)
Disposals	(7)
At the end of the financial year	531	699
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
At the beginning of the financial year	1,722
At the end of the financial year	1,665	1,722
Other intangibles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
At the beginning of the financial year	(1,023)
At the end of the financial year	$ (1,134)	$ (1,023)